Presentation and preparation of the consolidated financial statements and material accounting policies (Policies)	3 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Description Of Accounting Policy For Basis Of Preparation
2.1. Basis of preparation of Unaudited Consolidated Condensed Interim Financial Statements
These Unaudited Consolidated Condensed Interim Financial Statements for the six months ended June 30, 2026, have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” as issued by the International Accounting Standard Board.
These Unaudited Consolidated Condensed Interim Financial Statements do not include all the notes of the type normally included in an annual consolidated financial statement. Accordingly, this report should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2025 (the “Annual Financial Statements”), except for the business combination and goodwill accounting policies adopted in this quarter as follows:
All amounts are presented in thousands of U.S. Dollars except share data or as otherwise indicated.
These Unaudited Consolidated Condensed Interim Financial Statements for the six months ended June 30, 2026 were authorized for issuance by dLocal’s Board of Directors on August 11, 2026.
2.1.1 Business combination
Acquisitions of businesses are accounted for using acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair value of the assets transferred to the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interest issued by the Company in exchange for control of the acquiree. Acquisition-related costs are recognized in profit or loss as incurred.
At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except that:
•deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12 - Income taxes and IAS 19 - Employee Benefits; and
•Liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Company entered into to replace shared-based payment arrangements of the acquiree are measured in accordance with IFRS 2 - Share-based Payment.
Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquired business, and the fair value of the acquirer’s previously held equity interest in the acquired business (if any) over the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed. If, after reassessment, the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquired business and the fair value of the acquirer’s previously held equity interest in the acquired business (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.
Non-controlling interests that are present ownership interest and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquired business identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis.
When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured as its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.
The subsequent accounting for changes in the fair value of the contingent consideration that do not quality as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 3 and IFRS 13, as appropriate, with the corresponding gain or loss being recognized in profit or loss.
When a business combination is achieved in stages, the Company’s previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to profit or loss where such treatment would be appropriate if that interest were disposed of.
Arrangements that include remuneration of former owners of the acquiree for future services are excluded of the acquisitions and will be recognized as expense during the required service period.
2.1.2 Goodwill
Goodwill arising in a business combination is carried at cost as established at the acquisition date of the business less accumulated impairment losses, if any. For the purpose of impairment testing, goodwill is allocated to a unique cash generating unit (“CGU”).
Goodwill is not amortized and is reviewed for impairment at least annually or more frequently when there is an indication that the business may be impaired. If the recoverable amount of the business is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the business and then to the other assets of the business pro-rata on the basis of the carrying amount of each asset in the business. Any impairment loss for goodwill is recognized directly in profit or loss in the consolidated statement of comprehensive income. An impairment loss recognized for goodwill is not reversed in a subsequent period.
The Company has not recognized any impairment loss in the six-months period ended on June 30, 2026.
The accounting policies and critical accounting estimates and judgments adopted, except for those explicitly indicated on these Unaudited Consolidated Condensed Interim Financial Statements, are consistent with those of the previous financial year and corresponding interim reporting period, except in relation to the fair value measurements arising from the business combination completed during the period, as further described in Note 27. Business Combination.
2.1.3    Crypto Assets
The Company may hold USD Coin (“USDC”) and Tether (“USDT”) (together as “Crypto Assets”) as transitory settlement assets within its payment processing operations. The Group does not hold stablecoins for investment purposes, treasury management or speculative purposes. Accordingly, the Company has elected the following accounting policy over crypto assets transactions:
•USDC: classified as a financial asset at fair value through profit or loss (FVPL) under IFRS 9 - Financial instruments. On initial recognition, USDC is measured at fair value (USD 1.00 per unit translated at the spot exchange rate). Subsequently, USDC is re-measured to fair value at each reporting date, changes in fair value are recognized as cost of service.
•USDT: classified as an intangible asset under IAS 38 - Intangible assets and measured at cost less accumulated impairment losses. USDT is not amortized (indefinite useful life) and is tested for impairment under IAS 36 at each reporting date. Impairment losses, when applicable, are recognized immediately in profit or loss as cost of services.
The crypto assets are held for short period, and only corresponding to merchant payment processing volume, additions and disposals are characterized by high turnover, large volumes and short-term periods. Inflows and outflows associated with payment volume transactions of the Company’s merchants are nearly immediately converted into cash. Inflows and outflows generated from USDC and USDT are classified within operating activities on a net proceeds basis.
The Company’s retained processing fees, when converted to fiat currency, constitute cash inflows to the Company, which are classified within operating activities on a net proceeds basis.
The Company has no balances in USDC or USDT as of June 30, 2026.

Description Of Accounting Policy For New Standarts And Interpretations [Policy Text Block]
2.2. New accounting pronouncements
The accounting policies adopted in the preparation of the Unaudited Consolidated Condensed Interim Financial statements are consistent with those followed in the preparation of the Group’s Annual Consolidated Financial Statements for the year ended December 31, 2025.
IFRS 9 – Financial Instruments and IFRS 7 Financial Instruments: Disclosure (effective on January 1, 2026)
On May 30, 2024, the IASB issued target amendments to IFRS 9 and IFRS 7. The amendments intend to:
•Clarify the period of recognition and derecognition of some financial assets and liabilities, with new exception for some financial liabilities settled through electronic cash transfer;
•Provides further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
•add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets)/ and
•update the disclosures for equity instruments designated at fair value through other comprehensive income (“FVTOCI”).
The Group adopted these amendments on 1 January 2026. The adoption did not have a material impact on the Group’s financial statements.
2.3. Impact of IFRS Accounting Standards issued but not yet applied by the Group
The following new standards, amendments to standards and interpretation of IFRS issued by the IASB were not adopted since they are not effective for the issuance of the Unaudited Consolidated Condensed Interim Financial Statements. The Company is assessing the impact of the standards and plans to adopt these new standards, amendments, and interpretation, if applicable, when they become effective.
IFRS 18 - Presentation and disclosure in financial statements (effective on January 1, 2027)
IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, particularly those related to the statement of financial performance and providing management-defined performance measures within the financial statements.
The group is in the process of determining the impact on the group of applying IFRS 18, which will be followed by a transition plan to report our first IFRS 18-compliant interim financial statements for the period ending March 31, 2027 and annual financial statements for the period ending 31 December 2027. It is also expected that the cash flow statement will be impacted, because interest and dividends received and finance costs paid are required to each be presented in a single category.
The group currently presents an operating profit subtotal. The group is performing a detailed assessment to determine the appropriate classification of items to ensure that the operating profit subtotal will comply with the requirements of IFRS 18. Furthermore, the new aggregation and disaggregation requirements will lead into changes to present the most useful structured summary.
The group will apply the new standard from its mandatory effective date of 1 January 2027. Retrospective application is required, and so the comparative information for the financial year ending 31 December 2026 will be restated in accordance with IFRS 18.
At each subsequent reporting period, the group will provide an update on the progress towards transition to IFRS 18.
IFRS 19 - Subsidiaries without Public Accountability: Disclosures and amendment (effective on January 1, 2027)
Issued on May 9, 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements. The Group does not expect this standard to have an impact on its operations or financial statements.
Amendments to IAS 21 – Translation to a Hyperinflationary Presentation Currency
Issued in November 2025, the IASB amended IAS 21 to clarify the translation requirements when an entity presents its financial statements in the currency of a hyperinflationary economy while its functional currency, or the functional currency of a foreign operation, is not hyperinflationary. The amendments provide guidance on how such financial statements should be translated in these circumstances.
The Group does not expect this amendment to have an impact on its operations or financial statements.